SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were issued. Based upon this review, other than disclosed below or within these consolidated financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Exchange Agreements

On January 1, 2026, the Company entered into Exchange Agreements (the “Exchange Agreements”) with certain holders of the Company’s debt (the “Holders”) to exchange approximately $1.75 million in debt for shares (the “Exchange Shares’) of the Company’s common stock (the “Exchange”) (See Note 5). The debt was incurred by the Company’s predecessor, PowerUp pursuant to subscription agreements dated March 4, 2024, and May 9, 2024. The Holders were Sponsors of PowerUp’s initial public offering.

Pursuant to the Exchange Agreements, the Holders may, in their discretion, submit a notice of exchange setting forth the Exchange Amount, the Exchange Shares, and the applicable Exchange Price. Within one business day of receipt of an Exchange Notice, the Company will issue to such Holder the number of Exchange Shares equal to the Exchange Amount divided by the Exchange Price, and such Exchange Amount shall be deducted from the Outstanding Balance. Each Holder may submit up to four (4) Exchange Notices, but each Exchange Notice may not exchange more than thirty percent (30%) of the applicable Holder’s Outstanding Balance.

In addition, upon a financing in excess of $3,000,000 (a “Financing”), the Company may repay part or all of any Holder’s Outstanding Balance. Upon a Financing, a Holder may elect to receive cash proceeds from any Financing in an amount equal to twenty five percent (25%) of such Holder’s Outstanding Balance, to be applied to such Holder’s Outstanding Balance. If a Holder elects to require any part of its Outstanding Balance to be repaid from the proceeds of a Financing, it can elect to receive up to 33.33% of the aggregate proceeds of such Financing.

In January 2026, pursuant to the Exchange Agreements, the Subscription Agreement Loan balances along with applicable interest were converted into 645,755 shares of ordinary stock of the Company after giving effects to the 1-for-40 reverse stock split.

2024 Stock Incentive Plan and Approval of Equity Award Agreements

On January 8, 2026, the Board of Directors (the “Board”) of the Company confirmed certain terms of the 2024 Stock Incentive Plan (the “Plan”), which was approved by the Company’s stockholders at an extraordinary general meeting of stockholders held on February 4, 2025, by determining the share limit numbers of 4,890,000 to be included in the Plan in accordance with the terms of the Plan and the Proxy Statement for the Meeting (the “Proxy Statement”). The Plan permits the Company to grant various incentive awards to eligible employees, directors, and consultants, with the goal of attracting, retaining and motivating persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities and to align their interests and efforts to the long-term interests of the Company’s stockholders.

On January 8, 2026, the Board also approved and adopted forms of award agreements with respect to grants of restricted stock units (“RSUs”) and stock options (“Options”) under the Plan, to be used for grants of equity awards to the Company’s executive officers, directors and other employees (the “Award Agreements”). Each RSU represents the right to receive a share (a “Share”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), upon the RSU becoming vested, subject to continued employment through the applicable vesting date. Each Option represents the right to purchase a Share at a predetermined exercise price, subject to continued employment through the applicable vesting date.

January 2026 Securities Purchase Agreement

On January 26, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which the Company sold to the Purchasers certain debentures in an aggregate principal amount of $2,173,913 for a subscription price of $2,000,000 (the “Debentures”) with a maturity date of April 23, 2026. The Notes have an 8% original issue discount and do not bear any annual interest. The Debentures are due the sooner of (i) 90 days, or (ii) upon the Company’s receipt of gross proceeds of at least $8,000,000 in any equity or debt financing. The Company shall have the option to prepay this Debenture(s) at any time after the Original Issue Date at an amount equal to the Principal Amount. The Company shall provide Holder(s) with ten (10) Business Days’ prior written notice of intention to satisfy the Debentures, whether at maturity, by prepayment, or in default. The Debentures are not convertible into common stock. In connection with the financing, the Purchasers received an aggregate of 790,000 Shares of the Company’s common stock as incentive shares.

Conversions of Notes and Share Issuances

As disclosed in Note 7, the company converted the remaining $163,817 of convertible notes into 48,755 common stock in January 2026.

The Company issued the additional 6,066 true up commitment fee shares to Arena in January 2026 (See Note 9).

Series A Preferred Stock

Pursuant to the terms of the Securities Purchase Agreement, on February 2, 2026, the Company filed the Certificate of Designation with the Delaware Secretary of State designating, 25,000 shares of its authorized and unissued preferred stock as Series A Convertible Preferred Stock. The Certificate of Designation sets forth the rights, preferences and limitations of the shares of Preferred Stock. Terms not otherwise defined in this item shall have the meanings given in the Certificate of Designation.

The following is a summary of the terms of the Preferred Stock:

Conversion. Pursuant to the Certificate of Designation, each share of Preferred Stock, subject to the Stockholder Approval (as defined in the Certificate of Designation), is convertible at the option of the holder into shares of common stock at a conversion price equal to 80% of the lowest closing price of our Common Stock as of the closing of the Principal Market (as such term is defined in the Certificate of Designation) for each of the five (5) Trading Days (as such term is defined in the Certificate of Designation) immediately prior to the date of conversion, or other date of determination (but in no event less than the floor price), subject to certain adjustments as set forth in the Certificate of Designation (the “Conversion Price”). The floor price is equal to 20% of the Minimum Price (as such term is defined by the rules and regulations of the Nasdaq Stock Market LLC, Rule 5635(d)(1)(A)) (or such lower amount as permitted, from time to time, by the Principal Market (the “Floor Price”). The number of shares of common stock issuable upon conversion of a share of Preferred Stock shall be determined by dividing (x) the stated value of the Preferred Stock to be converted by (y) the Conversion Price.

The shares of Preferred Stock will be convertible immediately upon issuance, at the option of the holder, at the Conversion Price, subject to a conversion cap that limits the conversion of the Preferred Stock such that an Investor may not beneficially own more than 4.99% (the “Maximum Percentage”) of the shares of common stock that would be issued and outstanding following such conversion. An Investor may decrease or increase the Maximum Percentage by written notice to the Company from time to time to any other percentage not in excess of 9.99%, provided that any increase in the Maximum Percentage will not be effective until the sixty-first (61st) day after such notice is delivered to the Company, provided further that a holder shall not convert any Preferred Stock to the extent that, after giving effect to such conversion, the aggregate number of shares of common stock issued or issuable upon conversion of the Preferred Stock would exceed 19.99% of the issued and outstanding shares of the Company’s common stock unless and until the Company has obtained the shareholder approval required by Nasdaq Listing Rule 5636(d).

Ranking. The Series A shall rank (i) senior to all of the common stock; (ii) senior to any class or series of capital stock of the Corporation hereafter created specifically ranking by its terms junior to any Series A (“Junior Securities”); (iii) on parity with any class or series of capital stock of the Corporation created specifically ranking by its terms on parity with the Preferred Stock (“Parity Securities”); and (iv) junior to any class or series of capital stock of the Corporation hereafter created specifically ranking by its terms senior to any Series A (“Senior Securities”), in each case, as to dividends or distributions of assets upon liquidation, dissolution or winding up of the Corporation, whether voluntarily or involuntarily. Subject to any superior liquidation rights of the holders of any Senior Securities of the Corporation and the rights of the Corporation’s existing and future creditors, upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), each Holder shall be entitled to be paid out of the assets of the Corporation legally available for distribution to stockholders, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the holders of the Common Stock and Junior Securities and pari passu with any distribution to the holders of Parity Securities, an amount equal to the Stated Value for each share of Series A held by such Holder and an amount equal to any accrued and unpaid dividends thereon, and thereafter the Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Series A were fully converted (disregarding for such purposes any conversion limitations hereunder) to common stock which amounts shall be paid pari passu with all holders of common stock. The Corporation shall mail written notice of any such Liquidation, not less than sixty (60) days prior to the payment date stated therein, to each Holder.

Price Protection. Except for any Exempt Issuance, in the event the Corporation issues or sells any securities including options or convertible securities (or amends any outstanding securities of the Company), at an effective price of, or with an exercise or conversion price of less than the conversion price, then upon such issuance or sale, the conversion price shall be reduced to the lesser of (i) the Floor Price; or (ii) the sale price or the exercise or conversion price of the securities issued or sold. In case any shares of common stock, convertible securities or options are issued in connection with the issue or sale of other securities of the Company, together comprising one integrated transaction, each share of common stock underlying any such convertible securities or options shall be deemed to be one additional share of common stock for the purposes of determining the effective price of the non-Exempt Issuance.

Participation Rights. Subject to certain terms and conditions in the Certificate of Designation, until the six (6) month anniversary of the issuance of the Series A to the Holder, upon any Subsequent Financing, the Holders of the outstanding Series A shall have the right to participate in an amount equal to an aggregate of 30% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

February 2026 Securities Purchase Agreement

On February 6, 2026, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell, in a private placement (the “Offering”), up to 25,000 shares (the “Shares”) of the Company’s newly-designated Series A Convertible Preferred Stock, par value $0.0001 per share (the “Preferred Stock”), which Preferred Stock is convertible into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) as more fully described in the Certificate of Designations, Preferences and Rights of the Series A Convertible Preferred Stock (the “Certificate of Designation”).

Pursuant to the Certificate of Designation on February 6, 2026, subject to Stockholder Approval (as defined below), each share of Preferred Stock is convertible at the option of the holder into shares of Common Stock at a conversion price equal to 80% of the lowest closing price of our Common Stock as of the closing of the Principal Market (as such term is defined in the Certificate of Designation) for each of the five (5) Trading Days (as such term is defined in the Certificate of Designation) immediately prior to the date of conversion, or other date of determination (but in no event less than the floor price), subject to certain adjustments as set forth in the Certificate of Designation (the “Conversion Price”). The floor price is equal to 20% of the Minimum Price (as such term is defined by the rules and regulations of The Nasdaq Stock Market LLC under Nasdaq Listing Rule 5635(d)(1)(A)) or such lower amount as permitted, from time to time, by the Principal Market (the “Floor Price”). The number of shares of Common Stock issuable upon conversion of a share of Preferred Stock shall be determined by dividing (x) the stated value of the Preferred Stock to be converted by (y) the Conversion Price.

The shares of Preferred Stock will be convertible immediately upon issuance, at the option of the holder, at the Conversion Price, subject to a conversion cap that limits the conversion of the Preferred Stock such that an Investor may not beneficially own more than 4.99% of the shares of Common Stock that would be issued and outstanding following such conversion (the “Maximum Percentage”). An Investor may decrease or increase the Maximum Percentage by written notice to the Company from time to time to any other percentage not in excess of 9.99%, provided that any increase in the Maximum Percentage will not be effective until the sixty-first (61st) day after such notice is delivered to the Company, provided further that a holder shall not convert any Preferred Stock to the extent that, after giving effect to such conversion, the aggregate number of shares of Common Stock issued or issuable upon conversion of the Preferred Stock would exceed 19.99% of the issued and outstanding shares of the Company’s Common Stock unless and until the Company has obtained the shareholder approval required by Nasdaq Listing Rule 5636(d) (“Shareholder Approval”).

Pursuant to the Securities Purchase Agreement, the Company closed on an aggregate of 13,750 Shares resulting in gross proceeds of $11,000,000 including the conversion of $943,801 in existing debt into Shares on the same terms, before deducting fees to be paid to the placement agents and financial advisors of the Company and other estimated offering expenses payable by the Company.

RBW Capital Partners, LLC acted as placement agent for the Offering. As compensation in connection with the Offering, the Company paid the placement agent a placement agent fee equal to $900,000.

The initial closing of the issuance of Preferred Stock occurred on or February 6, 2025 (the “Initial Closing”). At the Initial Closing, the Company issued 13,750 Shares of Preferred Stock for aggregate gross proceeds of $11,000,000, which included $943,801 of debt that converted into Preferred Shares on the same terms. Subject to the satisfaction or waiver of certain conditions set forth in the Purchase Agreement, a second closing may take place, pursuant to which the Company may issue up to 12,500 additional Shares of Preferred Stock for aggregate proceeds not to exceed $10,000,000 (the “Second Closing”). The Second Closing is contingent on the effectiveness of the registration statement to register the shares of Common Stock issuable upon conversion of the Shares and receipt of Shareholder Approval.

In connection with the Offering, the Company will file a proxy statement with the United States Securities and Exchange Commission (the “Commission”) seeking the approval of its stockholders for (i) the transactions contemplated by the Securities Purchase Agreement, (ii) the issuance of the Preferred Stock and the Common Stock issuable upon the conversion of the Preferred Stock, (iii) a reverse stock split of the Company’s Common Stock at a range of one for five (1-for-5) to a maximum of one for five hundred (1-for-500) shares, whether effected in a single transaction or in multiple transactions, and all related amendments to the Company’s certificate of incorporation, and (iv) an amendment to the Company’s certificate of incorporation to effect an increase in the Company’s authorized shares to the extent required to issue the securities. Pursuant to the Securities Purchase Agreement, the Company shall file the proxy statement within ten (10) business days after the initial closing.

In addition, the Company and each Investor entered into a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, within fifteen (15) days following the Initial Closing, the Company shall file a resale registration statement on Form S-1 (or Form S-3 if the Company is S-3 eligible) providing for the resale by the Investors of the Registrable Securities (as defined in the Registration Rights Agreement) and to use its best efforts to cause such resale registration statement to be declared effective by the staff of the Commission within forty five (45) days following the Initial Closing, or within sixty five (65) days in the event of a review by the Commission.

Pursuant to the Securities Purchase Agreement, the Investors have the right to appoint one (1) director to our Board of Directors. The Securities Purchase Agreement and Registration Rights Agreement contain certain representations and warranties, covenants and indemnities customary for similar transactions. The representations, warranties and covenants contained in the Securities Purchase Agreement and Registration Rights Agreement were made solely for the benefit of the parties to the Securities Purchase Agreement and Registration Rights Agreement and may be subject to limitations agreed upon by the contracting parties.

The Company filed the registration statement to issue the shares on February 17, 2026. On February 24, 2026, the SEC notified the Company in writing that there will be no review of the registration statement. The effectiveness of the registration statement is dependent on the filing of this Form 10-K and shareholder’s approval.

Nasdaq Compliance

On February 18, 2026, the Company was notified that it had regained compliance with Listing Rule 5450(b)(2)(A), the “MVLS Rule,” and is in full compliance with the terms set forth in the Panel’s (“Panel”) decision dated December 11, 2025.